Derivatives and hedge accounting - Hedged items included in a fair value hedging relationship (Details) - - fair value hedges - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedged items [line items]
Change in fair value hedging instruments for the period	€ 1,606	€ (5,928)	€ (1,317)
Interest rate risk | Derivatives
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	40,394	24,794
Hedged item, liabilities	84,967	76,199
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	91	261
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, liabilities	(4)	(2)
Change in fair value of the hedged item for measuring ineffectiveness for the period	(1,679)	5,563
Change in fair value hedging instruments for the period	1,606	(5,928)
Hedge ineffectiveness recognised in the statement of profit or loss gain (+) / loss (-)	(73)	(365)
Carrying amount net investment hedge reserve at the end of the reporting period	(113)	(208)
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	(4,221)	(7,468)
Debt securities | Interest rate risk | Derivatives
Disclosure of detailed information about hedged items [line items]
Hedged item, liabilities	70,280	61,449
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, liabilities	(3,383)	(6,122)
Change in fair value of the hedged item for measuring ineffectiveness for the period	(2,680)	7,658
Debt securities | Financial assets at FVOCI | Interest rate risk | Derivatives
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	31,224	19,816
Change in fair value of the hedged item for measuring ineffectiveness for the period	1,224	(2,798)
Debt securities | Financial assets at amortised cost | Interest rate risk | Derivatives
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	8,272	4,098
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	(205)	(448)
Change in fair value of the hedged item for measuring ineffectiveness for the period	234	(678)
– Loans and advances to customers | Interest rate risk | Derivatives
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	898	879
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets		(20)
Change in fair value of the hedged item for measuring ineffectiveness for the period	15	(90)
– Subordinated loans | Interest rate risk | Derivatives
Disclosure of detailed information about hedged items [line items]
Hedged item, liabilities	14,643	14,750
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, liabilities	(834)	(1,344)
Change in fair value of the hedged item for measuring ineffectiveness for the period	(473)	1,470
– Customer deposits and other funds on deposit | Interest rate risk | Derivatives
Disclosure of detailed information about hedged items [line items]
Hedged item, liabilities	44
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, liabilities	€ (1)
Change in fair value of the hedged item for measuring ineffectiveness for the period		€ 2